SHARE-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 shares	May 21, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares)	3,100,000		5,200,000	4,700,000
Number of shares issued (in shares)		72,000,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	6,700,000		6,100,000	6,300,000
Treasury shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued (in shares)	0
Options
Disclosure of range of exercise prices of outstanding share options [line items]
Expiration period	7 years
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	25,905,624
Common stock, capital shares issued (in shares)	18,211,059
Common shares in reserve in share-based payment arrangement (in shares)	7,694,565
Number of share options outstanding in share-based payment arrangement (in shares)	3,125,071
Common shares unallocated in reserve in share-based payment arrangement (in shares)	4,569,494
Options | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	3 years
Options | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	5 years
Share units
Disclosure of range of exercise prices of outstanding share options [line items]
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	32,256,762
Common shares in reserve in share-based payment arrangement (in shares)	19,822,434
Common shares unallocated in reserve in share-based payment arrangement (in shares)	13,064,295
Number of shares issued (in shares)	12,434,328
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	6,758,139
Restricted Share Units | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	12 months
Restricted Share Units | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	36 months
Performance Share Units
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	36 months
Employee Share Purchase Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Company's matching percentage	75.00%
Employee contribution percentage	5.00%
Maximum percentage company will match	3.75%
Employee Share Purchase Plan | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Employee contribution, percentage of base salary	1.00%
Employee Share Purchase Plan | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Employee contribution, percentage of base salary	10.00%